UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-09541

                                    AmeriPrime Advisors Trust
                           (Exact name of registrant as specified in charter)

            431 North Pennsylvania Avenue, Indianapolis, IN  46204
             (Address of principal executive offices) (Zip code)

Terry Gallagher
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code:  (317) 917-7000

Date of fiscal year end:   9/30

Date of reporting period:  12/31/04


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Schedule of Investments.

Iron Market Opportunity Fund
Schedule of Investments
December 31, 2004 (Unaudited)

                                                                                  Principal
                                                                                   Amount                       Value
                                                                               ----------------            ----------------

Corporate Bonds - 6.19%

Bayerische Landesbank, Series YCD, 11.000%, 9/27/2011 (a)                          $ 1,000,000               $     995,250
Boeing Capital Corp., 5.650%, 5/15/2006                                                 49,000                      50,543
General Motors Acceptance Corp., 6.750%, 1/15/2006                                     200,000                     205,227
General Motors Acceptance Corp., Series SMN2, 3.498%, 11/15/2010 (a)                   250,000                     244,830
General Motors Acceptance Corp., Series SMN2, 3.571%, 6/15/2011 (a)                    400,000                     389,402
Lehman Brothers Holding, 8.000%, 10/29/2019 (a)                                      1,000,000                   1,000,000
I-Preferred Term Securities IV, 4.280%, 6/24/2034 (a)                                3,000,000                   3,000,000
Preferred Term Securities XVI, 5.060%, 3/23/2035 (a)                                 1,000,000                   1,000,000
Preferred Term Securities XVI, 4.010%, 3/23/2035 (a)                                 1,000,000                   1,000,000
Student Loan Mortgage Association, Series MTNA, 4.000%, 7/25/2014 (a)                3,000,000                   2,990,010
                                                                                                           ----------------

TOTAL CORPORATE BONDS (Cost $10,880,824)                                                                        10,875,262
                                                                                                           ----------------

Mortgage Backed Bonds - 4.64%

FNMA, Series #2002-42, 5.500%, 1/25/2016                                                57,316                      57,671
FNMA, Series #2003-91, 3.250%, 9/25/2033 (a)                                           211,498                     210,916
First Horizon Mortgage Pass-Through Trust, 2.800%, 2/25/2035 (a)                     5,000,000                   5,000,000
First Horizon Mortgage Pass-Through Trust, 3.320%, 2/25/2035 (a)                     2,870,000                   2,870,000
                                                                                                           ----------------

TOTAL MORTGAGE BACKED BONDS (Cost $8,139,336)                                                                    8,138,587
                                                                                                           ----------------

Government Agency Bonds - 42.71%

Federal Farm Credit Bank - 0.17%

FFCB, 4.000%, 5/12/2008                                                                300,000                     300,995
                                                                                                           ----------------


Federal Home Loan Bank -  20.88%

FHLB, 2.200%, 7/28/2006                                                                250,000                     246,459
FHLB, 2.500%, 10/26/2007                                                             2,000,000                   1,998,180
FHLB, 3.000%, 10/28/2011                                                             1,340,000                   1,332,446
FHLB, 6.000%, 9/17/2014 (a)                                                          1,900,000                   1,891,545
FHLB, 2.600%, 1/25/2008 (a)                                                          2,000,000                   2,000,580
FHLB, 2.56%, 7/10/2018 (a)                                                           2,000,000                   1,999,860
FHLB, 4.000%, 12/16/2013 (a)                                                           100,000                      98,375
FHLB, 3.700%, 11/8/2019 (a)                                                          5,000,000                   4,947,745
FHLB, 3.680%, 8/24/2007                                                              2,000,000                   2,006,108
FHLB, 4.300%, 8/18/2008                                                              2,000,000                   2,017,380
FHLB, 4.500%, 6/30/2008                                                                500,000                     504,232
FHLB, 2.100%, 12/29/2006                                                                15,000                      14,675
FHLB, 3.250%, 1/28/2008                                                              1,000,000                     999,907
FHLB, 2.000%, 4/15/2009                                                              1,000,000                     989,575
FHLB, 3.550%, 11/07/2007                                                               680,000                     679,765
FHLB, 3.200%, 11/29/2006                                                             5,000,000                   4,996,365
FHLB, 6.000%, 12/17/2019                                                             2,000,000                   1,950,540
FHLB, 3.500%, 12/17/2019                                                             2,000,000                   1,995,000
FHLB, 4.000%, 6/17/2008                                                              1,000,000                   1,002,129
FHLB, 4.200%, 12/29/2014                                                             5,000,000                   4,987,500
                                                                                                           ----------------
                                                                                                                36,658,366
                                                                                                           ----------------

Iron Market Opportunity Fund
Schedule of Investments - continued
December 31, 2004 (Unaudited)

Government Agency Bonds - 42.71% (continued)
                                                                                  Principal
Federal Home Loan Mortgage Corporation - 5.56%                                     Amount                       Value
                                                                               ----------------            ----------------

FHLMC, 3.000%, 10/28/2009                                                            $ 490,000               $     490,413
FHLMC, 4.375%, 7/30/2009                                                             2,000,000                   2,008,374
FHLMC, 3.000%, 11/28/2008                                                              500,000                     499,511
FHLMC, 2.600%, 1/23/2009 (a)                                                            75,000                      75,012
FHLMC, 7.000%, 6/30/2014                                                                15,000                      15,581
FHLMC, 3.000%, 5/28/2008                                                             2,160,000                   2,159,989
FHLMC, 2.910%, 6/2/2009 (a)                                                          1,000,000                   1,000,067
FHLMC, 8.000%, 6/6/2017                                                                500,000                     509,567
FHLMC, 4.125%, 5/12/2005                                                             3,000,000                   2,999,070
                                                                                                           ----------------
                                                                                                                 9,757,584
                                                                                                           ----------------

Federal National Mortgage Association - 16.10%

FNMA, 2.500%, 2/12/2007                                                              2,000,000                   1,994,724
FNMA, 2.610%, 8/18/2006                                                                150,000                     148,731
FNMA, 3.000%, 8/10/2009 (a)                                                          2,000,000                   2,000,682
FNMA, 4.040%, 3/16/2009                                                              1,405,000                   1,405,343
FNMA, 3.010%, 12/29/2006                                                             4,000,000                   4,005,188
FNMA, 4.000%, 8/20/2008                                                                422,000                     423,406
FNMA, 4.000%, 9/30/2014                                                              3,000,000                   2,998,455
FNMA, 3.000%, 9/30/2009 (a)                                                          3,000,000                   3,000,420
FNMA, 5.500%, 7/18/2012                                                              3,000,000                   3,036,564
FNMA, 4.000%, 11/9/2009                                                              5,000,000                   5,005,180
FNMA, 5.500%, 10/15/2013                                                               250,000                     250,154
FNMA, 4.000%, 5/24/2006                                                              1,000,000                   1,001,670
FNMA, 3.000%, 8/18/2006                                                              3,000,000                   2,992,482
                                                                                                           ----------------
                                                                                                                28,262,999
                                                                                                           ----------------

TOTAL GOVERNMENT AGENCY BONDS (Cost $75,070,241)                                                                74,979,944
                                                                                                           ----------------

Municipal Bonds - 0.01%

Illinois Community Colleges, 4.500%, 11/1/2009                                          25,000                      25,247
                                                                                                           ----------------

TOTAL MUNICIPAL BONDS (Cost $25,000)                                                                                25,247
                                                                                                           ----------------

                                                                                   Shares
                                                                               ----------------
Mutual Funds - 11.69%

Alliance World Dollar Government Fund II                                                15,000                     185,700
Blackrock Global Floating Rate Income Trust Fund                                         7,900                     147,177
Eaton Vance Floating Rate Mutual Fund                                                  144,592                   1,430,016
Fidelity Floating Rate High Income Fund                                                512,163                   5,111,390
Franklin Floating Rate Daily Access Fund                                             1,345,611                  13,644,498
                                                                                                           ----------------

TOTAL MUTUAL FUNDS (Cost $20,485,942)                                                                           20,518,781


                                                                                                           ----------------
Iron Market Opportunity Fund
Schedule of Investments - continued
December 31, 2004 (Unaudited)
                                                                                  Principal
Short Term Investments - 34.99%                                                    Amount                       Value
                                                                               ----------------            ----------------

Commercial Paper - 9.40%
Lockhart Commercial Paper 1/6/2005                                                 $ 8,000,000              $    8,000,000
USB Financial Commercial Paper 1/4/2005                                              8,500,000                   8,500,000
                                                                                                           ----------------

TOTAL COMMERCIAL PAPER (Cost $16,495,966)                                                                       16,500,000
                                                                                                           ----------------

Corporate Bonds - 0.06%

General Motors Acceptance Corp., 7.500%, 7/15/2005                                     100,000                     102,073
                                                                                                           ----------------

TOTAL CORPORATE BONDS (Cost $100,641)                                                                              102,073
                                                                                                           ----------------

Federal Home Loan Bank- 0.57%

FHLB, 2.650%, 11/09/2005                                                             1,000,000                     997,992
                                                                                                           ----------------

TOTAL FEDERAL HOME LOAN BANK (Cost $1,000,000)                                                                     997,992
                                                                                                           ----------------

Federal Home Loan Mortgage Corporation - 0.30%

FHLMC, 2.125%, 12/14/2005 (a)                                                          540,000                     535,725
                                                                                                           ----------------

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (Cost $538,151)                                                       535,725
                                                                                                           ----------------

Federal National Mortgage Association - 0.45%

FNMA, 1.992%, 1/7/2005                                                                 800,000                     799,710
                                                                                                           ----------------

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (Cost $799,710)                                                        799,710
                                                                                                           ----------------

Money Market Securities - 24.21%
First American Prime Obligations Fund,  2.020% (a)                                  42,503,329                  42,503,329
                                                                                                           ----------------

TOTAL MONEY MARKET SECURITIES (Cost $42,503,329)                                                            $   42,503,329
                                                                                                           ----------------

TOTAL SHORT TERM SECURITIES (Cost $61,437,797)                                                                  61,438,829
                                                                                                           ----------------

TOTAL INVESTMENTS (Cost $176,039,140) - 100.23%                                                              $ 175,976,650
                                                                                                           ----------------

Liabilities in excess of cash and other assets - (0.23)%                                                          (400,942)
                                                                                                           ----------------

TOTAL NET ASSETS - 100.00%                                                                                   $ 175,575,708
                                                                                                           ================

(a) Variable rate security; the coupon rate shown represents that rate at December 31, 2004.


Iron Market Opportunity Fund
Schedule of Investments - continued
December 31, 2004 (Unaudited)

Tax Related
Unrealized appreciation                                                                                      $     162,951
Unrealized depreciation                                                                                           (225,441)
                                                                                                           ----------------
Net unrealized depreciation                                                                                  $    (62,490)
                                                                                                           ================

Aggregate cost of securities for income tax purposes                                                         $ 176,039,140
                                                                                                           ----------------

Related Footnotes

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes- There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the fiscal year ended September 30, 2004, there was not an investment loss to reclassify.

Item 2. Controls and Procedures.

     (a) Based on an evaluation of the registrant's disclosure controls and procedures as of December 22, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

     (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____AmeriPrime Advisors Trust_______________

By
*____________________________________________________
                Anthony J. Ghoston, President

Date__________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*_______/s/ Anthony J. Ghoston_____________________________________________
             Anthony J. Ghoston, President

Date___2/28/05_______

By
*_____/s/ Thomas G. Napurano_______________________________________________
           Thomas G. Napurano, Chief Financial Officer and Treasurer Date____2/28/05___________